Financial risk management, objectives and policies, Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	$ 492,972	$ 555,867
Total	492,972	555,867
2024/2025 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	106,976	65,665
Total	106,976	65,665
2025/2026 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	75,210	110,503
Total	75,210	110,503
2026/2027 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	93,077	77,736
Total	93,077	77,736
2027/2028 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	63,003	93,407
Total	63,003	93,407
2028/2029 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	154,706	64,638
Total	154,706	64,638
Thereafter [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	0	143,919
Total	$ 0	$ 143,919